IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	20 days
Positive trading days	92.00%
100 bps increase [member]
Market Risk [line items]
Increase (decrease) in economic value of shareholder's equity	$ (413)	$ (238)
Increase (decrease) in pre-tax net interest income	(171)	(73)
100 bps decrease [member]
Market Risk [line items]
Increase (decrease) in economic value of shareholder's equity	(418)	2
Increase (decrease) in pre-tax net interest income	$ (73)	$ (114)